Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended			132 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Financial risk management objectives and policies
Shares repurchased				$ 0
Net debt	$ 22,510	$ 22,923		22,510
Borrowings	28,622	29,232	$ 30,781	$ 28,622
Repayments of borrowings, classified as financing activities	$ 4,942	$ 1,271	$ 4,759